UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
 (Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

USA Mutuals Vice Fund
Portfolio of Investments
December 31, 2017 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 23.2%
The Boeing Co.	19,600	$5,780,236
General Dynamics Corp.	37,000	7,527,650
Honeywell International Inc.	55,000	8,434,800
L3 Technologies, Inc.	10,000	1,978,500
Lockheed Martin Corp.	20,000	6,421,000
Northrop Grumman Corp.	27,500	8,440,025
Raytheon Co.	60,000	11,271,000
Rolls-Royce Holdings PLC (a)(b)	100,410	1,148,263
United Technologies Corp.	35,000	4,464,950
		55,466,424
Alcoholic Beverages - 22.0%
AMBEV SA - ADR (b)	98,800	638,248
Anheuser-Busch InBev SA/NV (b)	44,500	4,972,506
The Boston Beer Co., Inc.- Class A (a)	10,000	1,911,000
Brown-Forman Corp. - Class B	120,000	8,240,400
Carlsberg A/S- Class B (b)	28,000	3,361,968
Constellation Brands, Inc. - Class A	52,000	11,885,640
Diageo PLC - ADR (b)	56,250	8,214,187
Hawaii Sea Spirits LLC - Class C (a)(d)(e)(g)	250,000	25,000
Heineken N.V. (b)	90,000	9,387,238
Pernod Ricard S.A. (b)	26,500	4,195,473
		52,831,660
Casinos, Gambling & Lotteries - 29.8%*
Boyd Gaming Corp.	144,300	5,057,715
Churchill Downs Inc.	23,000	5,352,100
Galaxy Entertainment Group Ltd. (b)	1,300,000	10,432,813
Ladbrokes PLC (b)	200,000	491,183
Las Vegas Sands Corp.	161,000	11,187,890
Melco Crown Entertainment Ltd. - ADR (b)	265,900	7,721,736
MGM Resorts International	303,000	10,117,170
Penn National Gaming, Inc. (a)	58,000	1,817,140
Sands China Ltd. (b)	724,800	3,743,279
Wynn Macau, Ltd. (b)	874,600	2,770,609
Wynn Resorts, Ltd.	75,000	12,644,250
		71,335,885
Restaurants and Other Eating Places - 0.5%
Starbucks Corp.	20,000	1,148,600
		1,148,600
Tobacco Manufacturing - 20.9%
Altria Group, Inc.	200,000	14,282,000
British American Tobacco PLC - ADR (b)	192,050	12,865,430
Imperial Tobacco Group PLC (b)	160,000	6,839,305
Japan Tobacco Inc. (b)	162,500	5,236,632
Philip Morris International Inc.	102,500	10,829,125
		50,052,492
Total Common Stocks (Cost $153,284,748)		230,835,061

		Value
PREFERRED STOCKS - 2.2%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC(a)(b)(g)	4,618,860	6,236
Alcoholic Beverages - 2.2%
Hawaii Sea Spirits LLC - Class C (a)(d)(e)(g)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(d)(e)(f)(g)	5,000	375,000
Total Preferred Stocks (Cost $9,981,082)		5,356,236

CORPORATE BOND - 0.0%	Principal
Tobacco Manufacturing - 0.0%	Amount
Bio Soil Enhancers, Inc.(d)(e)(g)
Maturity Date 11/24/2020, Coupon Rate 12.00%	$1,500,000	–
Total Corporate Bonds (Cost $1,500,000)		–

WARRANTS - 0.0%	Shares
Bio Soil Enhancers, Inc.(a)(d)(e)(g)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT - 0.9%
Investment Company - 0.9%
Fidelity Institutional Government Portfolio - Class I, 1.15% (c)	2,025,016	2,025,016
Total Short-Term Investment (Cost $2,025,016)		2,025,016

Total Investments (Cost $166,790,846) - 99.5%		238,217,063
Other Assets in Excess of Liabilities - 0.5%		1,262,774
TOTAL NET ASSETS - 100.0%		$239,479,837

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2017.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At December 31, 2017, the value of these securities total $5,375,750 which represents 2.24%  of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer.
(g)	Level 3 Security.
ADR -	American Depositary Receipt.
PLC -	Public Limited Company.

Summary of Fair Value Exposure at December 31, 2017
The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Vice Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of level 3 investments as of December 31, 2017 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, and other factors provided by the underlying companies. The valuation methodology used for the period ended December 31, 2017, considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments.  Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund's investments and options written as of December 31, 2017:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$230,810,061	$-	$25,000	$230,835,061
Preferred Stocks	-	-	5,356,236	5,356,236
Corporate Bond	-	-	-	-
Warrants	-	-	750	750
Short-Term Investment	2,025,016	-	-	2,025,016
Total*	$232,835,077	$-	$5,381,986	$238,217,063

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Vice Fund. It is the Vice Fund's policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2017:

Investments in Securities
Ninth Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2017
Fair Value as of March 31, 2017	$6,125,750
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(750,000)
Purchases	6,236
Sales	-
Transfer into Level 3*	-
Transfer out of Level 3*	-
Fair Value as of December 31, 2017	$5,381,986

Total change in net unrealized (depreciation) relating to Level 3 investments still held at December 31, 2017	$(750,000)

*Transfers between levels are recognized at the end of the reporting period.
The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2017:

Investments	Fair Value as of December 31, 2017	Valuation Technique	Unobservable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$ 25,000	Discounted Cash Flow	Projected Case Sales
Hawaii Sea Spirits LLC - Class C - Preferred	$ 4,975,000	Discounted Cash Flow	Projected Case Sales

Zodiac Spirits, LLC - Class A - Preferred	$ 375,000	Discounted Cash Flow	Projected Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$ -	Cash Flow	Projected Revenue
Bio Soil Enhancers, Inc. - Warrants	$ 750	Black Scholes	Projected Revenue Multiple

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period ended December 31, 2017. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Vice Fund

	Zodiac
	Spirits, LLC-
	Class A	Total

March 31, 2017
Balance
Shares	5,000	-
Cost	$5,000,000	$5,000,000
Market Value	$375,000	$375,000

Gross Additions
Shares	-	-
Cost	$-	$-

Gross Deductions
Shares	-	-
Cost	$-	$-
Proceeds	$-	$-

December 31, 2017
Balance
Shares	5,000	-
Cost	$5,000,000	$5,000,000
Market Value	$375,000	$375,000

Realized gain (loss)	$-	$-

Investment income	$-	$-

The USA Mutuals Vice Fund's cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$166,790,846
Gross unrealized appreciation	80,456,216
Gross unrealized depreciation	(9,029,999)
Net unrealized appreciation	$71,426,217

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

USA Mutuals Navigator Fund
Portfolio of Investments
December 31, 2017 (Unaudited)	Ticker Symbol: UNAVX

	Maturity Date	Yield	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS - 93.0%
U.S. TREASURY BILLS - 90.0%
United States Treasury Bill	04/19/2018	0.8185%	$3,500,000	$3,485,540
United States Treasury Bill	05/31/2018	1.8910%	15,500,000	15,407,139
Total U.S. Treasury Bills (Cost $18,894,975)				18,892,679

MONEY MARKET FUND - 3.0%
First American Government Obligations Fund - Class X, 1.19% (a)			622,902	622,902
Total Money Market Fund (Cost $622,902)				622,902
Total Short-Term Investments (Cost $19,517,877)				19,515,581

Total Investments (Cost $19,517,877) - 93.0%				19,515,581
Other Assets in Excess of Liabilities - 7.0% (b)				1,461,586
TOTAL NET ASSETS - 100.0%				$20,977,167

(a)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2017.
(b)	Includes assets to satisfy the margin requirements for derivative contacts.

USA Mutuals Navigator Fund
Schedule of Futures Contracts
December 31, 2017 (Unaudited)

		Number of
		Contracts
	Notional	Purchased /	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month- Year	Appreciation	(Depreciation)
Purchase Contracts:
S&P 500 E-Mini	22,612,200	169	Mar-18	67,861	-
Total Purchase Contracts				$67,861	$–
Net Unrealized Appreciation				$67,861

Summary of Fair Value Exposure at December 31, 2017
The Navigator Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Navigator Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Vice Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Navigator Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Navigator Fund's investments and options written as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$-	$18,892,679	$-	$18,892,679
Money Market Fund	$622,902	$-	$-	$622,902
Total Short-Term Investments	$622,902	$18,892,679	$-	$19,515,581

Future Contracts
Long Futures Contracts	$67,861	$-	$-	$-
Total Future Contracts	$67,861	$-	$-	$67,861
Total*	$690,763	$18,892,679	$-	$19,583,442

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Navigator Fund. It is the Navigator Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

The USA Mutuals Navigator Fund's cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$19,517,877
Gross unrealized investment	-
Gross unrealized investment	(2,296)
Gross unrealized appreciation on futures contracts	67,861
Net unrealized appreciation	$65,565

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recen annual report.

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
Portfolio of Investments
December 31, 2017 (Unaudited)	Ticker Symbol: QUANX

	Shares	Value
COMMON STOCKS - 36.9%
Administrative and Support Services - 2.0%
Rollins, Inc.	1,950	$90,734
TriNet Group, Inc. (a)	1,880	83,359
		174,093
Apparel Manufacturing - 2.3%
Lululemon Athletica Inc. (a)	1,090	85,663
Michael Kors Holdings Ltd (a)(b)	1,750	110,163
		195,826
Beverage & Tobacco Product Manufacturing - 0.8%
Altria Group, Inc.	430	30,706
National Beverage Corp	380	37,027
		67,733
Building Material and Garden Equipment and Supplies Dealers - 1.2%
The Home Depot, Inc.	550	104,242
		104,242
Chemical Manufacturing - 6.5%
Air Products & Chemicals, Inc.	500	82,040
The Clorox Co.	270	40,160
International Flavors & Fragrances, Inc.	590	90,040
PPG Industries, Inc.	850	99,297
Sealed Air Corp.	1,470	72,471
Trex Co Inc (a)	1,000	108,390
Zoetis, Inc.	840	60,513
		552,911
Clothing and Clothing Accessories Stores - 1.7%
Ross Stores, Inc.	1,190	95,497
The TJX Companies, Inc.	630	48,170
		143,667
Computer and Electronic Product Manufacturing - 2.4%
Masimo Corp (a)	1,270	107,696
Mettler-Toledo International, Inc. (a)	160	99,123
		206,819
Credit Intermediation and Related Activities - 2.8%
Credit Acceptance Corp. (a)	190	61,461
Houlihan Lokey Inc	1,560	70,871
LendingTree, Inc. (a)	320	108,944
		241,276
Food Manufacturing - 0.6%
Blue Buffalo Pet Products, Inc. (a)	1,460	47,874
		47,874
General Merchandise Stores - 0.4%
Tractor Supply Co.	470	35,133
		35,133
Insurance Carriers and Related Activities - 1.0%
Cigna Corp.	230	46,711
MGIC Investment Corp. (a)	3,000	42,330
		89,041
Leather and Allied Product Manufacturing - 0.7%
Skechers U.S.A., Inc. - Class A (a)	1,610	60,922
		60,922
Machinery Manufacturing - 1.4%
Graco, Inc.	1,050	47,481
Toro Co.	1,100	71,753
		119,234
Merchant Wholesalers, Durable Goods - 0.4%
Lennox International, Inc.	150	31,239
		31,239
Merchant Wholesalers, Nondurable Goods - 1.2%
The Sherwin-Williams Co.	260	106,610
		106,610
Mining (except Oil and Gas) - 0.4%
Southern Copper Corp.	720	34,164
		34,164

Miscellaneous Manufacturing - 4.4%
ABIOMED, Inc. (a)		420	78,712
Align Technology, Inc. (a)		390	86,654
Edwards Lifesciences Corp. (a)		620	69,880
Estee Lauder Cos Inc/The - Class A		280	35,627
Globus Medical, Inc. - Class A (a)		810	33,291
Pool Corp.		570	73,901
			378,065
Nonmetallic Mineral Product Manufacturing - 0.5%
Eagle Materials, Inc.		410	46,453
			46,453
Nonstore Retailers - 0.7%
Copart Inc. (a)		1,370	59,170
			59,170
Paper Manufacturing - 0.7%
Packaging Corp of America		510	61,481
			61,481
Professional, Scientific, and Technical Services - 1.2%
Insperity, Inc.		1,720	98,642
			98,642
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
Affiliated Managers Group, Inc.		160	32,840
Eaton Vance Corp.		1,430	80,638
T Rowe Price Group, Inc.		880	92,338
S&P Global Inc.		620	105,028
			310,844
Total Common Stocks (Cost $3,083,421)			3,165,439

EXCHANGE TRADED FUNDS - 32.5%
Consumer Discretionary Select Sector SPDR Fund		4,350	429,301
Consumer Staples Select Sector SPDR Fund		5,500	312,895
Financial Select Sector SPDR Fund		14,990	418,371
Health Care Select Sector SPDR Fund		5,090	420,841
Industrial Select Sector SPDR Fund		5,710	432,076
Materials Select Sector SPDR Fund		7,060	427,342
Technology Select Sector SPDR Fund		5,390	344,690
Total Exchange Traded Funds (Cost $2,698,318)			2,785,516

PURCHASED OPTIONS - 0.1%	Number Contracts	Notional Amount	Value
Put Option - 0.1%
S&P 500 E-MINI (a)
Expiration: March 16, 2018; Exercise Price $2,225	44	$117,744	$8,580
Total Purchased Options (Cost $10,048)			8,580

Total Investments (Cost $5,791,787) - 69.5%			5,959,535
Other Assets in Excess of Liabilities - 30.5%			2,612,839
TOTAL NET ASSETS - 100.0%			$8,572,374

(a)	Non Income Producing.
(b)	Foreign Issued Security.

Summary of Fair Value Exposure at December 31, 2017
The WaveFront Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the WaveFront Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the WaveFront Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The WaveFront Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the WaveFront Fund's investments as of December 31, 2017:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,165,439	$-	$-	$3,165,439
Exchange Traded Funds	2,785,516	-	-	2,785,516
Purchased Put Option	8,580	-	-	8,580
Total*	$5,959,535	$-	$-	$5,959,535

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the WaveFront Fund. It is the WaveFront Fund's policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund's cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$5,791,787
Gross unrealized appreciation	204,176
Gross unrealized depreciation	(36,428)
Net unrealized appreciation	$167,748

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title) /s/Michael Loukas
Michael Loukas, President

Date  2/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Michael Loukas
Michael Loukas, President

Date  2/26/18

By (Signature and Title) /s/Jordan Waldrep
Jordan Waldrep, Treasurer

Date  2/26/18